Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou [Member] - Sogou 2017 Share Incentive Plan [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance		798
Number of Shares, Granted		425
Number of Shares, Exercised		(142)
Number of Shares, Forfeited or expired		(222)
Number of Shares, Outstanding, Ending balance		859	798
Number of Shares, Vested and expected to vest thereafter, Ending balance		680
Number of Shares, Exercisable, Ending balance		178
Weighted Average Exercise Price, Outstanding, Beginning balance		$ 0.001
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited or expired		0.001
Weighted Average Exercise Price, Outstanding, Ending balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested and expected to vest thereafter, Ending balance		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance		8 years 6 months 3 days	8 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending balance		8 years 6 months 3 days	8 years 10 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest thereafter, Ending balance		8 years 5 months 15 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		7 years 11 months 12 days
Aggregate Intrinsic Value, Outstanding, Ending balance	[1]	$ 7,000
Aggregate Intrinsic Value, Vested and expected to vest thereafter, Ending balance	[1]	5,541
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 1,451
Closing price		$ 8.15
ADS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price		$ 8.15

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of $8.15 per Sogou ADS (each representing one Class A Ordinary Share) on December 31, 2020 and the exercise prices of the share options.